Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Beginning balance		¥ 641,041
Provision		141,707
Write-offs		(261,577)
Reversal		(38,486)
Exchange differences on translating foreign operations		39,328
Ending balance		522,013		¥ 641,041
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	481,023
Provision		118,378	[1]	272,076	¥ 212,275
Write-offs	[1]	(172,754)
Reversal	[1]	(36,882)
Exchange differences on translating foreign operations	[1]	29,436
Ending balance	[1]	419,201		481,023
Other [member]
Disclosure of other provisions [line items]
Beginning balance		160,018
Provision		23,329
Write-offs		(88,823)
Reversal		(1,604)
Exchange differences on translating foreign operations		9,892
Ending balance		¥ 102,812		¥ 160,018

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.